Segmented information: (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 1,977,922	$ 111,327,347
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	218,488	263,984
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	1,756,300	0
India
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	0	7,896,331
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 3,134	$ 103,167,032